Note 11 - Related-party Transactions (Details Textual) - USD ($)	May 03, 2019	Jun. 30, 2019	Dec. 31, 2018
Chief Executive Officer [Member] | Severance Pay [Member]
Related Party Transaction, Amounts of Transaction	$ 1,091,000
Majority Investors [Member]
Notes Payable, Related Parties		$ 5,500,000
Debt Instrument, Face Amount			$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Interest Payable			$ 126,000